Financial Instruments - Financing Facilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Unsecured loans and commercial paper payable [Member]
Disclosure of detailed information about financial instruments [Line Items]
Facility of unsecured bank loan and commercial paper payable, amount used	$ 65	$ 7,068
Facility of unsecured/secured bank loan and commercial paper payable, amount unused	61,620	59,277
Facility of unsecured bank loan and commercial paper payable	61,685	66,345
Secured loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Facility of secured bank loan facility, amount used	1,600	1,600
Facility of unsecured/secured bank loan and commercial paper payable, amount unused	0	20
Facility of secured bank loan facility	$ 1,600	$ 1,620